CONDENSED CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 32,663	¥ 329,399
Time deposits	6,156	6,156
Accounts receivable-trade, net of allowances of ¥10,205 and ¥70,495 respectively	187,968	1,355,489
Accounts receivable-other, net of allowances of ¥1,276 and ¥457 respectively	476,157	646,207
Inventories	175,152	151,637
Prepaid expenses and other current assets	335,554	217,174
Total current assets	1,213,650	2,706,062
Property and equipment, net	377,585	435,659
Goodwill	375,383	389,131
Store operating rights, net	2,500,012	830,838
Other intangible assets, net	325,593	308,459
Investments	87,418	87,418
Long-term accounts receivable-other, net of allowances of ¥111,756 and ¥111,756 respectively	77,138	84,338
Right-of-use asset - operating lease, net	1,886,062	2,073,763
Lease and guarantee deposits	795,463	808,550
Deferred tax assets, net	285,882	285,882
Other assets	71,622	80,571
Total assets	7,995,808	8,090,671
Current liabilities:
Accounts payable	1,418,839	1,014,205
Accrued expenses	461,415	325,544
Short-term borrowings	621,669	491,667
Current portion of long-term borrowings	627,907	620,813
Income taxes payable	40,478	58,572
Current portion of contract liability	21,004	53,485
Advances received	374,102	409,710
Current portion of operating lease liability	795,728	792,781
Other current liabilities	625,904	414,704
Total current liabilities	4,987,046	4,181,481
Long-term borrowings - net of current portion	720,459	764,200
Deposit received	220,202	236,179
Contract liability - net of current portion	22,292	36,913
Operating lease liability - net of current portion	1,151,939	1,287,509
Asset retirement obligation	380,952	378,907
Other liabilities	14,747	17,424
Total liabilities	7,497,637	6,902,613
MEZZANINE EQUITY:
Redeemable noncontrolling interests	200,160	200,160
COMMITMENTS AND CONTINGENCIES (NOTE 12)
SHAREHOLDERS' EQUITY:
Treasury stock, at cost- 92,500 common shares at June 30, 2025 and December 31, 2024	(3,000)	(3,000)
Additional paid-in capital	354,605	354,605
(Accumulated deficit) Retained earnings	(461,431)	229,040
Total equity attributable to shareholders of the Company	242,797	933,268
Noncontrolling interests	55,214	54,630
Total shareholders' equity	298,011	987,898
Total liabilities, mezzanine equity and shareholders' equity	7,995,808	8,090,671
Common stock
SHAREHOLDERS' EQUITY:
Common stock	352,523	352,523
Class A Common
SHAREHOLDERS' EQUITY:
Common stock	¥ 100	¥ 100